INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

16. INCOME TAXES

        The current and deferred components of income tax expense are as follows:

	Years ended December 31,
	2011	2012	2013
Current tax expense
—PRC and Hong Kong	$968	$5,295	$5,404
—Japan	78	41	61
—U.S.	330	10	299
—Singapore	1,006	670	515
—Australia	—	91	1,239
—Europe	—	—	67

	2,382	6,107	7,585

Deferred tax expense (benefit)
—PRC and Hong Kong	(881)	(2,070)	(293)
—Japan	(42)	(102)	(802)
—U.S.	241	(2,486)	(1,181)
—Singapore	18	(81)	(276)
—Australia	—	(155)	226
—Europe	—	(3)	(291)

	(664)	(4,897)	(2,617)

Income tax expense	$1,718	$1,210	$4,968

  Cayman Islands

        Pactera International and VanceInfo are tax-exempted companies incorporated in the Cayman Islands and are not subject to tax on income or capital gains.

  British Virgin Islands

        Pactera BVI and Pactera Financial Solutions are exempted from income tax in the British Virgin Islands where they were incorporated.

  Hong Kong

        Pactera Systems Hong Kong, Pactera Hong Kong, TP Teleservices, TP Hong Kong, TP Consultants, TP Taiwan, Pactera Financial Service, Lifewood Technology and Lifewood Data were established in Hong Kong and subject to the Hong Kong profit tax rate at 16.5% for the years ended December 31, 2011, 2012 and 2013.

  Japan

        Pactera Japan and ISL were established in Japan and are subject to Japanese income taxes at 42%.

  Singapore

        Pactera Singapore, AllianceSPEC and VanceInfo Singapore are subject to Singapore income taxes at the rate of 17%.

  The United States

        DMK International, Pactera NA, NouvEON, and Pactera US were established in the United States and are subject to the U.S. federal income taxes at gradual rates from 15% to 39% and state income taxes of 6%, 8.84%, 6.9% and 8.84%, respectively.

  Spain

        Pactera Spain was established in Spain and subject to the Spanish income tax at the rate of 30%.

  Australia

        Bearing Point and Pactera Australia were established in Australia and subject to corporate income tax at 30%.

  Malaysia

        Pactera Malaysia was established in Malaysia and subject to corporate income tax at 25%.

  Mauritius

        Pactera Mauritius was established in Mauritius and subject to corporate income tax at 15%.

  PRC

        The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates of 25% for the years ended December 31, 2011, 2012 and 2013 are presented in the following table.

Subsidiaries	0%	10%	12.5%	15%
Pactera Dalian(1)(9)	—	2011 – 2013	—	—
Pactera Shenzhen Systems(3)	—	—	—	2011 – 2013
Pactera Chengdu(1)	—	—	—	2011 – 2013
HiSoft Beijing(1)	—	—	—	2011 – 2013
Pactera Wuxi(2)	2011	—	2012 – 2013	—
HURO(1)	—	—	—	2011 – 2013
Pactera Jinxin(1)	—	—	—	2012 – 2013
Glory(1)	—	—	—	2011 – 2013
Pactera Beijing(4)	—	2011 – 2012	—	2013
Pactera Nanjing(5)	—	—	2011 – 2013	—
Pactera Shenzhen(6)	2011	2013	2012	—
Beijing DPC(7)	—	—	—	2011 – 2013
Pactera Shanghai(8)	—	2011 – 2012	—	2013
Sunwin(1)	—	—	—	2012 – 2013
(1)
The "High and New Technology Enterprise" (the "new HNTE") status obtained by Pactera Dalian, Pactera Chengdu, HiSoft Beijing, HURO and Glory in 2011, while Pactera Jinxin and Sunwin in 2012, under the Enterprise Income Tax Law (the "EIT Law") effective on January 1, 2008, are valid for three years and qualifying entities can re-apply for an additional three years provided their business operations continue to qualify for the new HNTE status.

(2)
Pactera Wuxi was certified as software enterprise in 2010. Starting from 2010, Pactera Wuxi is entitled to a two-year tax exemption followed by a three-year of 50% deduction of its income tax.

(3)
In 2010, Pactera Shenzhen Systems was certified as "Advanced Technology Service Enterprise" and entitled to an income tax rate of 15% from January 1, 2010 to December 31, 2013.

(4)
Pactera Beijing obtained the new HNTE in 2008 and the HNTE certificate was renewed in 2011. Pactera Beijing was further recognized as a "key software enterprise under the State plan" in 2012, which entitled it to a 10% preferential income tax rate in 2011 and 2012. For 2013, Pactera Beijing would enjoy the preferential income tax rate of 15% as HNTE.

(5)
Pactera Nanjing obtained the certificate of new setup software enterprise in 2009 and was entitled to an exemption of EIT from 2009 to 2010 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2011 to 2013.

(6)
Pactera Shenzhen obtained the approved newly established IC design software enterprise and qualified software enterprise in 2010 and was entitled to an exemption of EIT in 2010 and 2011 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2012 to 2014. It was further recognized as a "key software enterprise under the State plan" in 2013, which would entitle it to a 10% preferential income tax rate in 2013 and 2014.

(7)
Beijing DPC was qualified for the new HNTE and the certificate was renewed in 2012. As such, it is entitled to 15% tax rate from 2011 to 2013.

(8)
Pactera Shanghai was qualified as the new HNTE in December 2009, and was further recognized as a "key software enterprise under the State plan" in December 2009 and 2012, respectively, which entitled it to a 10% preferential income tax rate in 2009 through 2012. Pactera Shanghai obtained the advanced technology service enterprises certificate in 2010 and renewed the certificate in 2012, which makes it eligible for a 15% income tax rate in 2013.

(9)
Pactera Dalian was further recognized as a "key software enterprise under the State plan" in 2012 and 2013, respectively, which would entitle it to a 10% preferential income tax rate from 2011 to 2014.

        The principal components of the Group's deferred income tax assets and liabilities are as follows:

	Years ended December 31,
	2011	2012	2013
Deferred tax assets
Gross	$5,949	$16,829	$17,681
Less: Valuation allowance	(5,033)	(4,596)	(4,531)

Total net deferred tax assets	916	12,233	13,150

Deferred tax assets—current:
Allowance for doubtful accounts	1,954	2,742	1,667
Accrued expenses	131	6,217	6,249

Total deferred taxes assets—current	2,085	8,959	7,916
Less: Valuation allowance	(1,462)	(19)	(130)

Net deferred tax assets—current, net	623	8,940	7,786

Deferred tax assets—non-current:
Net operating losses	3,811	6,975	9,138
Depreciation	53	895	627

Total deferred taxes assets—non-current	3,864	7,870	9,765
Less: Valuation allowance	(3,571)	(4,577)	(4,401)

Net deferred tax assets—non-current, net	293	3,293	5,364

Current deferred tax liabilities:
Depreciation	(8)	—	—
Unbilled account receivables	—	(411)	(352)

Current deferred tax liabilities	(8)	(411)	(352)

Non-current deferred tax liabilities:
Intangible assets	(3,017)	(11,145)	(9,312)
Depreciation	(88)	(116)	(133)

Non-current deferred tax liabilities	$(3,105)	$(11,261)	$(9,445)

        The Group operates through multiple subsidiaries and the valuation allowance is considered on each individual subsidiary. The subsidiaries registered in the PRC have total net operating loss carry forwards of $2,907, $5,313 and $17,758 as of December 31, 2011, 2012 and 2013, respectively, which will expire on various dates between December 31, 2014 and December 31, 2018. The subsidiaries registered outside the PRC have total net operating loss carry forwards of $7,514, $21,503 and $21,436 as of December 31, 2011, 2012 and 2013, respectively, which will expire on various dates between December 31, 2024 and December 31, 2033. Valuation allowances have been established because the Group believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in future, or the amount involved is not significant.

        Reconciliation between income tax expense computed by applying the PRC tax rate to income before income tax and the income tax expense is as follows:

	Years ended December 31,
	2011	2012	2013
Tax expenses at statutory tax rate in PRC	$5,029	$1,128	$3,184
Permanent differences	551	314	695
Different tax jurisdictions	306	3,253	6,556
Tax holiday in the PRC	(4,788)	(3,102)	(4,225)
Change in valuation allowance	861	(437)	(65)
Preferential tax refund	—	—	(1,724)
Other	(241)	54	547

Income tax expense	$1,718	$1,210	$4,968

        If the above mentioned tax holidays granted to our PRC subsidiaries were not available, the Group's income tax expense would have increased by $4,788, $3,102 and $4,225 for the years ended December 31, 2011, 2012 and 2013, respectively. The impact of the tax holidays on basic net income per common share was an increase of $0.12, $0.06 and $0.06 and the impact on diluted net income per common share was an increase of $0.11, $0.06 and $0.05 for the years ended December 31, 2011, 2012 and 2013, respectively.

        The components of consolidated income before income tax expense as either domestic or foreign are as follows:

	Years ended December 31,
	2011	2012	2013
Domestic (Cayman Islands)	$(7,125)	$(22,937)	$(26,246)
Foreign (PRC)	18,873	19,795	26,887
Foreign (Others)	8,368	7,654	12,096

Income before income tax expense	$20,116	$4,512	$12,737

        Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered the PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

        If the Company were to be non-resident for the PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by the PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that is subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which the Company's Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%.

        Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company of approximately $79,611, $179,601 and $222,624 as of December 31, 2011, 2012 and 2013, respectively, are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax. It is not practical to determine the amount of any unrecognized deferred tax liability on those undistributed earnings.

        The Group is subject to taxation in the U.S. at federal and various states level and also foreign jurisdictions. There are no ongoing examinations by tax authorities at this time. The Group's various tax years from 2008 to 2013 remain open in various tax jurisdictions.